Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)	Sep. 30, 2025		Mar. 31, 2025		Mar. 31, 2024
Schedule Of Other Current Liabilities Abstract
GST and other tax liabilities			$ 23,123		$ 91,825
Cheques issued	$ 1,532,866	[1]	4,418,753	[1],[2]	2,008,696	[2]
Capital creditors	991,962		1,409,655		897,041
Advances from customers	379,022		275,809		415,463
Total	$ 3,092,848		$ 6,127,340		$ 3,413,025

[1]	This represents cheques issued to broadcasters which have been accounted for, but remain uncleared as of the reporting date.
[2]	This represents cheques issued to broadcasters which have been accounted for, but remain uncleared as of the reporting date.